Taxes (Details) - Schedule of provision for income taxes - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of provision for income taxes [Abstract]
Current	$ 109	$ 11,164	$ 113,088
Deferred	(80,641)	(224,511)	(69,898)
Total income tax (benefits) expenses	$ (80,532)	$ (213,347)	$ 43,190